United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated Bond Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—65.0%
		Basic Industry - Chemicals—1.3%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$4,097,065
1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,664,179
1,920,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	2,052,674
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,660,861
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,482,715
200,000		Nova Chemicals Corp., Sr. Unsecd. Note, 7.875%, 9/15/2025	200,375
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,744,455
2,385,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,776,199
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,806,580
		TOTAL	20,485,103
		Basic Industry - Metals & Mining—2.9%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,776,495
70,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	72,440
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,403,232
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,639,312
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	853,643
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,031,128
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	840,249
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,361,543
2,100,000		ArcelorMittal, Sr. Unsecd. Note, 4.75%, 2/25/2017	2,060,289
1,460,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,493,012
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.50%, 8/5/2020	3,858,256
750,000		ArcelorMittal, Sr. Unsecd. Note, 7.00%, 3/1/2041	649,489
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,132,929
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	4,055,592
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,309,250
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	2,018,561
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,562,238
1,350,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,552,508
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	638,467
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,268,296
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,495,176
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,786,400
		TOTAL	45,858,505
		Basic Industry - Paper—0.9%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,654,291
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,532,308
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,525,320
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 6/1/2013	0
3,000,000		Westvaco Corp., 7.65%, 3/15/2027	3,347,931
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	5,749,106
		TOTAL	13,808,956
		Capital Goods - Aerospace & Defense—0.3%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,991,001
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	682,500

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Aerospace & Defense—continued
$400,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	$426,463
		TOTAL	5,099,964
		Capital Goods - Building Materials—0.4%
1,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	1,699,470
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,316,717
		TOTAL	7,016,187
		Capital Goods - Construction Machinery—0.2%
3,030,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	3,259,965
		Capital Goods - Diversified Manufacturing—1.8%
1,570,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	1,632,897
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,073,264
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,235,243
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	3,121,381
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,232,926
768,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	786,849
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,264,496
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,232,521
3,970,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	4,441,803
1,210,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,276,077
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	804,600
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,223,642
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,697,050
2,290,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,443,391
		TOTAL	28,466,140
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	599,495
		Capital Goods - Packaging—0.2%
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,763,337
960,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,014,733
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,077,274
		TOTAL	3,855,344
		Communications - Media & Cable—1.1%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,199,401
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,793,966
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,518,159
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,650,345
1,810,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	2,059,534
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,304,635
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,478,253
		TOTAL	17,004,293
		Communications - Media Noncable—1.4%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,220,173
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	9,006,422
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,122,500
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	480,083
1,820,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	2,031,124
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,314,892
1,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	2,029,059

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Media Noncable—continued
$3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	$3,217,392
		TOTAL	22,421,645
		Communications - Telecom Wireless—1.6%
5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,355,242
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	411,326
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,144,761
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,040,809
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	7,208,173
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,273,687
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,082,224
		TOTAL	25,516,222
		Communications - Telecom Wirelines—2.0%
1,870,000		AT&T Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,038,205
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,148,237
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	5,033,758
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	5,004,746
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,764,100
4,940,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	5,301,682
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,297,138
2,700,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	2,490,750
3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,075,450
		TOTAL	32,154,066
		Consumer Cyclical - Automotive—2.1%
790,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	809,778
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	5,464,950
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,165,597
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	2,082,938
4,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	4,823,650
2,100,000	[3,4]	General Motors Corp., Note, Series MTN, 9.45%, 11/1/2049	0
1,340,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	1,424,723
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,508,466
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,991,249
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	461,729
300,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	343,003
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	5,567,812
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,644,933
4,100,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	4,239,088
		TOTAL	33,527,916
		Consumer Cyclical - Entertainment—1.1%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,045,875
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,454,887
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,579,840
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,628,020
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	2,097,261
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,753,349
200,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	280,511
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	734,151
1,900,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	2,159,059
		TOTAL	17,732,953

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Lodging—0.5%
$2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	$3,132,960
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,060,016
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,007,578
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	814,731
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	13,407
		TOTAL	8,028,692
		Consumer Cyclical - Retailers—0.6%
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,139,252
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.00%, 7/15/2013	2,300,937
1,542,140	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,660,912
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	649,500
2,070,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	2,850,142
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,288,488
		TOTAL	9,889,231
		Consumer Cyclical - Services—0.8%
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,466,706
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,196,204
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,320,638
		TOTAL	11,983,548
		Consumer Non-Cyclical - Food/Beverage—1.3%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	3,492,426
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	632,396
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,733,274
2,190,000		Kellogg Co., 1.75%, 5/17/2017	2,231,934
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,564,497
3,930,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	4,191,388
1,070,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	1,249,078
1,120,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	1,201,744
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,468,683
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,705,200
		TOTAL	20,470,620
		Consumer Non-Cyclical - Health Care—0.6%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,869,572
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,857,408
1,050,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	1,092,740
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	3,056,745
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	561,973
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	595,081
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	672,855
		TOTAL	9,706,374
		Consumer Non-Cyclical - Pharmaceuticals—0.5%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,896,245
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	824,839
2,950,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	3,383,411
		TOTAL	7,104,495
		Consumer Non-Cyclical - Products—0.5%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	961,825
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,697,438
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,363,734

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Products—continued
$2,950,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	$3,010,230
		TOTAL	8,033,227
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,218,290
300,000		Safeway Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	348,265
		TOTAL	1,566,555
		Consumer Non-Cyclical - Tobacco—0.1%
740,000		Altria Group, Inc., 9.25%, 8/6/2019	1,056,712
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,145,420
		TOTAL	2,202,132
		Energy - Independent—1.9%
1,690,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,817,406
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	501,892
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	7,145,283
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	552,544
1,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,240,000
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,450,000
7,180,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	8,364,700
600,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	627,376
1,260,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	1,392,106
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	670,458
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,221,026
		TOTAL	29,982,791
		Energy - Integrated—2.0%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,927,910
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,284,499
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,846,082
720,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	759,710
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,288,699
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,854,788
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,524,436
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	534,978
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,227,549
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	276,004
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	3,424,904
1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	1,986,290
1,880,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	1,918,414
3,260,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	3,559,692
		TOTAL	32,413,955
		Energy - Oil Field Services—0.8%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	762,781
1,400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,815,509
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,670,498
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	257,138
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,106,817
400,000		Overseas Shipholding Group, Inc., Sr. Unsecd. Note, 8.75%, 12/1/2013	338,000
1,000,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	1,033,033
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	114,304
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	3,057,736

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—continued
$500,000		Weatherford International Ltd., 9.875%, 3/1/2039	$715,995
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	640,350
440,569	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	304,342
		TOTAL	12,816,503
		Energy - Refining—0.5%
920,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	1,128,143
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	2,100,839
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	5,186,570
		TOTAL	8,415,552
		Financial Institution - Banking—12.3%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,921,558
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,002,948
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	2,128,842
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,724,861
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,612,375
1,995,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	2,247,437
5,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	4,725,000
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,933,082
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	4,221,800
5,350,000		Capital One Capital V, 10.25%, 8/15/2039	5,537,250
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,232,413
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,507,310
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,483,296
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,585,511
2,510,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,659,724
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,691,763
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,522,025
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	8,338,620
1,450,000		City National Corp., Note, 5.25%, 9/15/2020	1,565,300
3,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	3,202,605
2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	2,872,727
1,910,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	2,056,753
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	3,176,825
3,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	3,268,761
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,069,507
5,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	6,084,193
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	4,714,626
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,095,991
3,100,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	3,244,590
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,902,798
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	691,839
2,900,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,973,240
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	932,595
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,282,415
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,143,190
10,900,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,679,949
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	3,974,030
1,450,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,458,242
6,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	6,592,385

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	$1,026,401
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	1,954,030
900,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	927,314
2,190,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	2,266,676
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	3,338,915
3,300,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	3,421,542
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,606,889
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,611,725
7,350,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	8,127,593
7,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	7,346,245
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,093,402
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,695,808
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,344,783
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.118%, 3/29/2049	409,835
6,032,700	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	4,467,275
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	3,990,731
1,810,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,914,325
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,178,037
4,500,000		Wachovia Bank N.A., Series BKNT, 4.80%, 11/1/2014	4,847,900
3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,736,961
1,100,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,190,349
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,299,668
429,055	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	437,060
		TOTAL	194,291,840
		Financial Institution - Brokerage—2.6%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	7,328,527
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,598,930
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,782,712
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,440,545
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	807,463
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,524,852
1,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,067,500
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	5,037,525
1,325,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	1,407,908
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	928,200
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,763,038
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,446,958
3,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	3,892,752
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,553,311
		TOTAL	40,580,221
		Financial Institution - Finance Noncaptive—4.1%
1,000,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,056,376
3,430,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,549,409
5,030,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	5,360,909
3,300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	4,184,020
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,311,233
7,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	7,426,132
1,910,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	2,019,023
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,698,881

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	$3,262,079
6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	8,929,355
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,865,000
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,492,369
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.28%, 12/21/2065	997,500
1,800,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,854,000
1,220,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,279,248
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,679,850
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,134,312
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	4,005,605
		TOTAL	64,105,301
		Financial Institution - Insurance - Health—0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	876,150
		Financial Institution - Insurance - Life—3.5%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,158,562
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,651,615
6,220,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	6,546,102
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,977,600
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,077,548
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,129,741
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,148,055
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,417,264
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	801,376
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	5,759,780
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,273,161
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,467,500
600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	614,115
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	983,209
2,950,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	3,032,264
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,369,884
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,303,923
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,896,589
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	2,747,015
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,183,502
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,673,901
		TOTAL	55,212,706
		Financial Institution - Insurance - P&C—1.4%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,292,556
540,000		CNA Financial Corp., 6.50%, 8/15/2016	621,949
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,152,531
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,062,883
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	851,204
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,857,997
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	894,288
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,426,097
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	4,211,600
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	4,687,332
350,000		PXRE Capital Trust I, 8.85%, 2/1/2027	323,750
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	300,894

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—continued
$1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	$1,249,689
		TOTAL	21,932,770
		Financial Institution - REITs—1.6%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,991,472
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,531,230
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,147,605
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,670,826
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,626,945
425,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	460,309
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	526,821
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,329,348
225,000		Hospitality Properties Trust, Sr. Unsecd. Note, 6.75%, 2/15/2013	225,122
421,000		iStar Financial, Inc., Sr. Unsecd. Note, Series B, 5.70%, 3/1/2014	417,843
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,806,047
740,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	891,036
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	611,052
1,450,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,574,636
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,734,327
830,000		Simon Property Group LP, 6.75%, 5/15/2014	898,104
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,377,154
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	1,012,970
		TOTAL	25,832,847
		Municipal Services—0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,846,042
2,970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,125,925
		TOTAL	4,971,967
		Sovereign—0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,462,019
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,203,278
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,292,428
		TOTAL	5,957,725
		Technology—2.9%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,667,355
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,695,869
750,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	765,911
2,070,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,275,164
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,526,819
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,825,450
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,328,218
2,800,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	2,775,464
1,600,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,652,147
5,300,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	5,594,161
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,378,928
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,588,105
1,060,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,204,926
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,804,770
1,825,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,864,285
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	1,130,756
2,030,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	2,191,643

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$840,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	$861,221
1,055,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	1,110,936
		TOTAL	45,242,128
		Transportation - Airlines—0.4%
46,219		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	47,606
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,358,998
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,180,364
		TOTAL	5,586,968
		Transportation - Railroads—0.8%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,856,856
1,674,900		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	2,002,230
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,994,487
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,207,948
1,410,000		Union Pacific Corp., 4.875%, 1/15/2015	1,545,068
		TOTAL	12,606,589
		Transportation - Services—1.0%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,688,463
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,807,237
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,473,604
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,217,279
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,272,106
		TOTAL	16,458,689
		Utility - Electric—3.5%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	879,009
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	368,692
462,499		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	486,965
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,809,748
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,440,915
2,000,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	2,585,976
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	140,765
2,100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,137,397
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,096,812
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	299,892
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	1,005,665
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	360,161
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,632,611
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,987,541
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,168,217
1,988,392	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	2,173,855
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,441,473
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,878,927
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,176,813
1,780,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,885,647
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	2,082,466
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,344,967
1,350,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,463,273
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	253,072
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,603,745
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,538,272

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	$1,198,856
124,161		Waterford 3 Funding Corp., 8.09%, 1/2/2017	127,467
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,191,260
		TOTAL	54,760,459
		Utility - Natural Gas Distributor—0.6%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	261,167
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	960,190
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,638,364
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	430,000
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,732,772
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,031,584
		TOTAL	9,054,077
		Utility - Natural Gas Pipelines—2.0%
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,595,122
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,832,073
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,541,794
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,068,254
3,850,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,312,882
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	3,054,225
2,900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	3,086,287
1,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	1,051,020
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,701,880
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,441,023
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	1,033,663
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,573,916
		TOTAL	31,292,139
		TOTAL CORPORATE BONDS (IDENTIFIED COST $930,467,909)	1,028,183,005
		Mortgage-Backed Securities—0.0%
4,262		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	4,751
4,991		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	5,569
674		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	750
3,471		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	3,925
3,472		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	3,757
5,936		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	6,945
3,202		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	3,636
699		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	709
3,345		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,819
23,900		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	27,082
18,854		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	21,443
5,005		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	5,841
1,930		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,230
8,433		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	9,789
4,368		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	4,731
4,992		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	5,685
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $98,152)	110,662
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042	4,882,793

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Municipal Services—continued
$2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	$2,616,785
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,827,040)	7,499,578
		Governments/Agencies—0.5%
		Sovereign—0.5%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,131,000
2,475,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	2,904,413
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,552,815
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,588,228
		COMMON STOCKS—0.0%
		Automotive—0.0%
8,473	[3]	General Motors Co.	180,898
2,127	[3]	Motors Liquidation Co.	30,459
		TOTAL	211,357
		Utility - Electric—0.0%
113		NRG Energy, Inc.	2,412
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,202,339)	213,769
		WARRANTS—0.0%
		Automotive—0.0%
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	96,441
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	58,235
		TOTAL WARRANTS (IDENTIFIED COST $1,361,230)	154,676
		Preferred Stocks—0.3%
		Financial Institution - Brokerage—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D	1,300
		Financial Institution - REITs—0.3%
80,000		ProLogis Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	4,994,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	4,995,300
		Asset-Backed Security—0.0%
		Home Equity Loan—0.0%
40,698	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $40,679)	33,932
		Collateralized Mortgage Obligations—0.0%
		Federal Home Loan Mortage Corporation—0.0%
300,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	343,083
		Non-Agency Mortgage—0.0%
28,669	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.009%, 1/28/2027	24,762
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $380,011)	367,845
		U.S. Treasury—2.9%
15,000,000		United States Treasury Bond, 2.750%, 8/15/2042	15,239,578
30,000,000	[7]	United States Treasury Note, 1.625%, 8/15/2022	30,196,875
		TOTAL U.S. TREASURY (IDENTIFIED COST $44,751,562)	45,436,453
		MUTUAL FUNDS—29.5%[8]
15,599,845	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	15,599,845

Principal Amount or Shares		Value
	MUTUAL FUNDS—continued[8]
$68,023,536	High Yield Bond Portfolio	$450,996,050
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $501,779,402)	466,595,895
	REPURCHASE AGREEMENT—1.9%
30,638,000	Interest in $4,105,000,000 joint repurchase agreement 0.20%, dated 8/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,105,091,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,221,332,947 (purchased with proceeds from securities lending collateral). (AT COST)	30,638,000
	TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $1,557,736,843)[10]	1,591,817,343
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[11]	(9,794,582)
	TOTAL NET ASSETS—100%	$1,582,022,761
At August 31, 2012, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Bank of America Securities LLC	JP Morgan Securities LLC
Reference Entity	Series 18 Investment Grade Index	Series 18 Investment Grade Index
Buy/Sell	Buy	Buy
Pay/Receive Fixed Rate	5.00%	5.00%
Expiration Date	6/20/2017	6/20/2017
Implied Credit Spread at 8/31/2012[12]	4.41%	4.46%
Notional Amount	$19,800,000	$49,500,000
Market Value	$347,339	$868,349
Upfront Premiums Paid/(Received)	$816,750	$1,938,766
Unrealized Depreciation	$(469,411)	$(1,070,417)
The average notional amount of swap contracts held by the Fund throughout the period was $13,860,000. This is based on amounts held as of each month-end throughout the period.
Net Unrealized Depreciation on swap contract is included in “Other Assets and Liabilities—Net.”
The average notional value of short futures contracts held by the Fund throughout the period was $43,382,109. This is based on amounts held as of each month-end throughout the period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $203,073,022, which represented 12.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2012, these liquid restricted securities amounted to $195,328,484, which represented 12.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%,	10/5/2020 - 3/24/2010	$2,800,000	$3,045,875
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.009%,	1/28/2027 - 2/4/1998	$85,763	$24,762
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$4,673,901
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

As of August 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$30,196,875	$30,638,000
8	Affiliated holdings.
9	7-Day net yield.
10	At August 31, 2012, the cost of investments for federal tax purposes was $1,560,045,090. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $31,772,253. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $108,084,271 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,312,018.
11	Assets, other than investments in securities, less liabilities.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,025,057,080	$3,125,925[2]	$1,028,183,005
Mortgage-Backed Securities	—	110,662	—	110,662
Municipal Bonds	—	7,499,578	—	7,499,578
Governments/Agencies	—	7,588,228	—	7,588,228
Asset-Backed Security	—	—	33,932[2]	33,932
Collateralized Mortgage Obligations	—	343,083	24,762[2]	367,845
U.S. Treasury	—	45,436,453	—	45,436,453
Equity Securities:
Common Stocks
Domestic	213,769	—	—	213,769
Preferred Stocks
Domestic	4,994,000	—	1,300	4,995,300
Warrants	154,676	—	—	154,676
Mutual Funds	466,595,895	—	—	466,595,895
Repurchase Agreement	—	30,638,000	—	30,638,000
TOTAL SECURITIES	$471,958,340	$1,116,673,084	$3,185,919	$1,591,817,343
OTHER FINANCIAL INSTRUMENTS[3]	$—	$1,215,688	$—	$1,215,688
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $3,049,197 of corporate bonds, $33,677 of an asset-backed security and $27,647 of collateralized mortgage obligations transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
3	Other financial instruments include swap contracts.

The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
LP	—Limited Partnership
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012